Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of revenues
	For the Years Ended
	December 31,
	2021	2020	2019
REVENUES:
Application development services*	$20,323,422	$21,985,214	$15,720,676
Consulting and technical support services	4,555,352	3,797,354	3,307,662
Subscription services	936,913	881,443	1,066,720
Trading revenue	6,277,141	-	-
Total revenues	$32,092,828	$26,664,011	$20,095,058

*	For the year ended December 31, 2021 and 2020, certain application development service arrangements included sales of IT equipment. Such revenue of $14,472,010 and $6,299,982 was included in the application development service revenue for years ended December 31, 2021 and 2020, respectively.